Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,515,799	$ 219,770	¥ 1,583,926
Restricted cash	696	101	781
Short-term investments	156,182	22,644	262,813
Accounts receivable, net	283,774	41,143	170,305
Prepayments and other current assets, net	968,145	140,368	479,329
Due from related parties, net	199,099	28,867	101,333
Total current assets	3,123,695	452,893	2,598,487
Property and equipment, net	58,727	8,515	101,794
Operating lease right-of-use assets	39,579	5,738	45,181
Intangible assets, net	8,430	1,222	10,052
Long-term investments	1,792,331	259,863	1,994,397
Other non-current assets	93,480	13,554	102,688
Deferred tax assets	19,337	2,804	14,384
Total non-current assets	2,015,724	292,253	2,379,831
Total assets	5,139,419	745,146	4,978,318
Accounts payable	132,994	19,282	134,879
Accrued expenses and other current liabilities	1,586,769	230,060	1,137,348
Due to related parties	23,629	3,426	37,760
Income tax payable	35,135	5,094	43,907
Total current liabilities	1,778,527	257,862	1,353,894
Deferred tax liabilities	55,770	8,086	58,564
Other non-current liabilities	200,336	29,046	205,717
Total non-current liabilities	256,106	37,132	264,281
Total liabilities	2,034,633	294,994	1,618,175
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	221,732	32,148	37,496
Restricted cash			144
Short-term investments	63,035	9,139	120,197
Accounts receivable, net	14,050	2,037	12,462
Prepayments and other current assets, net	28,364	4,112	21,906
Due from related parties, net	762,835	110,601	761,270
Total current assets	1,090,016	158,037	953,475
Property and equipment, net	19,008	2,756	25,515
Operating lease right-of-use assets	2,837	411	3,529
Intangible assets, net	4,077	591	5,097
Long-term investments	288,826	41,876	272,169
Other non-current assets	43,836	6,356	45,990
Deferred tax assets	4,435	643	1,180
Total non-current assets	363,019	52,633	353,480
Total assets	1,453,035	210,670	1,306,955
Accounts payable	15,911	2,307	7,205
Accrued expenses and other current liabilities	195,917	28,405	147,097
Due to related parties	1,157,428	167,811	1,053,536
Income tax payable	738	107	751
Total current liabilities	1,369,994	198,630	1,208,589
Other non-current liabilities	2,339	339	7,947
Total non-current liabilities	2,339	339	7,947
Total liabilities	¥ 1,372,333	$ 198,969	¥ 1,216,536